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July 1, 2008                                                Jessica N. Bentley
                                     400 Howard Street, San Francisco, CA 94105
                                    P.O. Box 7101, San Francisco, CA 94120-7101

                                                         Telephone 415 894 6504
                                             Jessica.Bentley@barclaysglobal.com

Securities and Exchange Commission                   BARCLAYS GLOBAL INVESTORS
100 F Street, N.E.
Washington, DC 20549

RE: iShares Trust
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that (a) the Prospectuses for the iShares Bond Funds, except for the iShares Lehman Aggregate Bond Fund and the iShares Lehman MBS Bond Fund, and (b) the Statement of Additional Information for all iShares Bond Funds of the Trust, all dated July 1, 2008, do not differ from those contained in Post-Effective Amendment No. 148 to the Trust's Registration Statement on Form N-1A, filed electronically on June 25, 2008.

Final forms of the Prospectuses for the iShares Lehman Aggregate Bond Fund and the iShares Lehman MBS Bond Fund will be subsequently filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Please address all questions regarding this filing to the undersigned at
(415) 894-6504.

Yours truly,

/s/ Jessica N. Bentley
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Jessica N. Bentley